Cover	Oct. 07, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 07, 2026
Entity File Number	000-56477
Entity Registrant Name	SDR Drone, Inc.
Entity Central Index Key	0001331421
Entity Tax Identification Number	34-2001531
Entity Incorporation, State or Country Code	FL
Entity Address, Address Line One	801 US Highway 1
Entity Address, City or Town	North Palm Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33408
City Area Code	(877)
Local Phone Number	646-4833
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false